Shareholders' equity (Schedule of Stock-Based Compensation Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	$ 68,698	$ 71,755	$ 55,407
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	2,497	2,520	1,436
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	24,310	23,828	20,008
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	13,304	17,196	14,106
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation costs	$ 28,587	$ 28,211	$ 19,857